Merger (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended
	Mar. 24, 2016	Jan. 29, 2016	Mar. 31, 2016
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shareholders own percentage		95.00%
Authorized shares of common stock			100,000
Authorized shares of preferred stock			5,000
Reverse stock split			To approve a reverse stock split of the MSC common stock of 1 for 250.
Common stock issued			31,436
Common stock outstanding			31,436
Shareholders received, Description			The MSC's shareholders and holders of debt, notes, warrants and options received an aggregate of 1,353 shares of the Company's common stock and Ecoark's shareholders received an aggregate of 27,696 shares of the Company's common stock.
Units offered in private placement, price per share			$ 4.00
Private placement offering			$ 20,000
Private placement unit, description			Each unit consists of one share of MSC (now Ecoark Holdings) common stock (par value $0.001 per share) and a warrant to purchase one share of MSC (now Ecoark Holdings) common stock exercisable on or before December 31, 2018 at a price of $5.00 per share.
Proceeds from units offered in private placement	$ 6,725		$ 9,555
Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock issued	29,049		31,346
Common stock outstanding	29,049		31,346